Accrued Expenses - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued Expenses [Line Items]
Accrued bonus and related employee costs current		$ 3.9	$ 2.8
Term of product warranty		1 year
Maximum [Member]
Accrued Expenses [Line Items]
Term of product warranty	3 years	3 years
Minimum [Member]
Accrued Expenses [Line Items]
Term of product warranty	1 year